Changes in liabilities attributable to financing activities	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Changes in liabilities attributable to financing activities

31. Changes in liabilities attributable to financing activities

	Liabilities to credit institutions	Shareholder loans	Leases	Total
Balance at January 1, 2019	25,278	—	19,468	44,746
Cash flows	50,061	—	(3,991)	46,070
Non-cash flows:
Addition – leases	—	—	14,011	14,011
Foreign exchange adjustments	(1,706)	—	(622)	(2,328)
Other changes	94	—	—	94
Balance at December 31, 2019	73,727	—	28,866	102,593
Cash flows	10,477	87,828	(6,044)	92,261
Non-cash flows:
Addition – leases	—	—	6,250	6,250
Foreign exchange adjustments	12,056	6,957	2,123	21,136
Other changes	927	11,333	(1,051)	11,209
Balance at December 31, 2020	97,187	106,118	30,144	233,449
Cash flows	(94,908)	(10,941)	(9,282)	(115,131)
Non-cash flows:
Addition – leases	—	—	117,793	117,793
Foreign exchange adjustments	773	3,675	(2,413)	2,035
Converted to shares	—	(104,108)	—	(104,108)
Other changes	2,935	5,256	6,977	15,168
Balance at December 31, 2021	5,987	—	143,219	149,206

The Group classifies interest paid as cash flows from operating activities.